Benefit Plans (Estimated Future Pension Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Benefit Plans [Abstract]
2012	$ 5,535
2013	4,999
2014	5,543
2015	6,259
2016	6,284
2017-2021	37,823
Total	$ 66,443